Segments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Results by Segment	Results by segment[3]
For the year ended 31 December

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2023	£m	£m	£m	£m	£m
Net interest income/(expense)	3,740	156	841	(70)	4,667
Non-interest income	177	192	135	5	509
Total operating income/(expense)	3,917	348	976	(65)	5,176
Operating expenses before credit impairment charges, provisions and charges	(1,816)	(141)	(351)	(177)	(2,485)
Credit impairment charges	(150)	(15)	(40)	(1)	(206)
Provisions for other liabilities and charges	(233)	(18)	(15)	(70)	(336)
Total operating credit impairment charges, provisions and charges	(383)	(33)	(55)	(71)	(542)
Profit/(loss) from continuing operations before tax	1,718	174	570	(313)	2,149

Revenue from external customers	3,670	663	712	131	5,176
Inter-segment revenue/(expense)	247	(315)	264	(196)	—
Total operating income/(expense)	3,917	348	976	(65)	5,176

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	493	—	49	—	542
–Insurance, protection and investments	47	—	—	—	47
–Credit cards	94	—	—	—	94
–Non-banking and other fees(2)	3	25	79	11	118
Total fee and commission income	637	25	128	11	801
Fee and commission expense	(463)	(6)	(11)	(25)	(505)
Net fee and commission income/(expense)	174	19	117	(14)	296

Customer loans	182,267	5,228	17,939	1,256	206,690
Customer deposits	158,329	—	24,066	11,168	193,563

Average number of full-time equivalent staff	16,330	816	2,376	184	19,706
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Total assets and total liabilities are no longer included in reports provided to the chief operating decision maker.

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2022	£m	£m	£m	£m	£m
Net interest income	3,689	180	580	23	4,472
Non-interest income/(expense)	197	195	146	(4)	534
Total operating income	3,886	375	726	19	5,006
Operating expenses before credit impairment charges, provisions and charges	(1,683)	(144)	(342)	(201)	(2,370)
Credit impairment charges	(263)	(27)	(31)	—	(321)
Provisions for other liabilities and charges	(395)	(6)	(8)	(12)	(421)
Total operating credit impairment charges, provisions and charges	(658)	(33)	(39)	(12)	(742)
Profit/(loss) from continuing operations before tax	1,545	198	345	(194)	1,894

Revenue/(expense) from external customers	4,153	513	732	(392)	5,006
Inter-segment (expense)/revenue	(267)	(138)	(6)	411	—
Total operating income	3,886	375	726	19	5,006

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	502	—	60	—	562
–Insurance, protection and investments	78	—	—	—	78
–Credit cards	95	—	—	—	95
–Non-banking and other fees(2)	2	20	77	2	101
Total fee and commission income	677	20	137	2	836
Fee and commission expense	(483)	(5)	(18)	(6)	(512)
Net fee and commission income/(expense)	194	15	119	(4)	324
31 December 2022
Customer loans	194,661	5,384	18,518	1,141	219,704
Customer deposits	161,748	—	24,798	9,930	196,476

Average number of full-time equivalent staff	15,212	531	2,336	194	18,273

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2021	£m	£m	£m	£m	£m	£m
Net interest income/(expense)	3,374	233	397	—	(7)	3,997
Non-interest income	201	178	112	—	56	547
Total operating income	3,575	411	509	—	49	4,544
Operating expenses before credit impairment write-backs, provisions and charges	(1,703)	(163)	(365)	—	(309)	(2,540)
Credit impairment write-backs	98	33	90	—	12	233
Provisions for other liabilities and charges	(187)	4	(34)	—	(162)	(379)
Total operating credit impairment (charges)/write-backs, provisions and charges	(89)	37	56	—	(150)	(146)
Profit/(loss) from continuing operations before tax	1,783	285	200	—	(410)	1,858

Revenue/(expense) from external customers	4,061	489	619	—	(625)	4,544
Inter-segment (expense)/revenue	(486)	(78)	(110)	—	674	—
Total operating income	3,575	411	509	—	49	4,544

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	428	—	50	—	—	478
–Insurance, protection and investments	67	—	—	—	—	67
–Credit card fees	73	—	—	—	—	73
–Non-banking and other fees(2)	2	10	62	—	2	76
Total fee and commission income	570	10	112	—	2	694
Fee and commission expense	(384)	—	(22)	—	(8)	(414)
Net fee and commission income/(expense)	186	10	90	—	(6)	280

Customer loans	185,608	4,984	19,282	—	742	210,616
Customer deposits	156,991	—	26,466	—	8,719	192,176

Average number of full-time equivalent staff	16,149	670	2,281	528	216	19,844
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Total assets and total liabilities are no longer included in reports provided to the chief operating decision maker.

Summary Of Relationship Between Customer Liabilities and Deposits	The table below shows the relationships between Customer assets and Loans and advances to customers as presented in the Consolidated Balance Sheet.
Customer assets exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account, and cash collateral. It also shows the relationship between customer liabilities (see above) and Deposits by customers as presented in the Consolidated Balance Sheet.

	Assets		Liabilities
	2023	2022	2023	2022
	£m	£m	£m	£m
Customer balances (gross)	206,690	219,704	193,563	196,476
Loan loss allowance	(916)	(933)	—	—
Customer balances (net)	205,774	218,771	193,563	196,476
Intercompany balances	4,488	4,165	958	1,153
Accrued interest	747	647	834	237
Other items	213	257	(206)	(553)
Loans and advances to customers / Deposits by customers	211,222	223,840	195,149	197,313